Fixed Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Depreciation and amortization	$ 43,147	$ 36,715	$ 29,280